Segmented Information - Summary Of Detailed Information About Geographical Areas (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Jan. 01, 2023	[1]	Dec. 31, 2022
Disclosure of geographical areas [line items]
Goodwill	$ 422	$ 433	$ 498		$ 498
NAM [member]
Disclosure of geographical areas [line items]
Depreciation and amortization	74	69
Goodwill	164	167			166
LATAM [Member]
Disclosure of geographical areas [line items]
Depreciation and amortization	53	48
Goodwill					66
EH [Member]
Disclosure of geographical areas [line items]
Depreciation and amortization	58	81
Goodwill	258	266			266
CANADA
Disclosure of geographical areas [line items]
Goodwill	28	31			30
UNITED STATES
Disclosure of geographical areas [line items]
Goodwill	$ 136	$ 136			$ 136

[1]	Effective January 1, 2024, the Company changed its presentation currency from Canadian dollars to United States dollars. Refer to Note 4 “Changes in Accounting Policies” for further details.